Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Depreciation, Depletion And Amortization
The approximate amounts included in each line item as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Cost of Sales	$10,900,000	$10,500,000	$10,200,000
Selling, General and Administrative Expenses	300,000	300,000	300,000
Other, net	300,000	300,000	400,000
Total	$11,500,000	$11,100,000	$10,900,000